Discontinued operations - Summary of Exposures of Non-derivative Financial Assets and Non-derivative Liabilities Relating to Discontinued Operations (Detail) - EUR (€)
€ in Millions
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Quantitative Information About Financial Instruments That Have Yet To Transition To Alternative Benchmark Rate Relating to Discontinued Operations [Line Items]
Financial assets non-derivatives	€ 875	€ 4,038
Discontinued operations [member]
Disclosure of Quantitative Information About Financial Instruments That Have Yet To Transition To Alternative Benchmark Rate Relating to Discontinued Operations [Line Items]
Financial assets non-derivatives	3,517
Euribor [Member]
Disclosure of Quantitative Information About Financial Instruments That Have Yet To Transition To Alternative Benchmark Rate Relating to Discontinued Operations [Line Items]
Financial assets non-derivatives	34	€ 3,095
Euribor [Member] | Discontinued operations [member]
Disclosure of Quantitative Information About Financial Instruments That Have Yet To Transition To Alternative Benchmark Rate Relating to Discontinued Operations [Line Items]
Financial assets non-derivatives	€ 3,517